CONTRACT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CONTRACT ASSETS
Related parties		$ 1,685	$ 79
Others		4,330	1,875
Contract Assets	$ 4,035	$ 6,015	$ 1,954